Provisions - Summary of Movements in Labor Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Abstract]
Carrying amount, beginning balance	$ 1,393	$ 798
Additional charge to labor provision	317	595
Carrying amount, ending balance	$ 1,710	$ 1,393